Consolidated statements of profit or loss and other comprehensive income - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Revenue	$ 143,760,317	$ 136,477,480	$ 275,852,753	$ 65,179,515	$ 9,233,089
Direct costs	(86,027,559)	(79,851,389)	(169,721,542)	(38,834,696)	(6,517,795)
Gross profit	57,732,758	56,626,091	106,131,211	26,344,819	2,715,294
Other income and other net (losses)/gains	(585,339)	356,043	138,948	(315,404)	3,117
Share of loss of a joint venture				(1,133,321)	(2,576,842)
Selling and distribution expenses	(8,402,422)	(6,283,243)	(21,932,322)	(6,492,635)	(4,769,971)
Research and development expenses	(8,664,734)	(2,933,491)	(10,563,952)	(2,782,123)	(2,989,758)
Administrative and other operating expenses	(58,528,531)	(21,889,982)	(83,991,413)	(16,616,462)	(13,185,125)
(Loss)/profit from operations	(18,448,268)	25,875,418	(10,217,528)	(995,126)	(20,803,285)
Finance costs	(3,939,574)	(422,356)	(5,238,030)	(59,567)	(69,390)
Fair value loss on financial assets at fair value through profit or loss	(1,659,343)		(94,000)	0	0
Share-based payment on listing	(89,546,601)
Fair value loss on convertible securities		(29,054,669)	(29,054,669)	(2,846,750)
Fair value loss on preference shares liabilities	(60,091,353)		(125,398,798)	0	0
Fair value loss on warrant liabilities	(1,539,577)
Other finance costs	(3,939,574)	(422,356)
Write-off on amount due from a shareholder			(106,179)	0	0
Gain on bargain purchase			117,238	0	0
Loss on disposal of a subsidiary			(292,132)	0	0
Loss before taxation	(175,224,716)	(3,601,607)	(170,284,098)	(3,901,443)	(20,872,675)
Income tax expense	(1,938,375)	(4,258,869)	(3,732,744)	1,937,558	677,474
Loss for the period	(177,163,091)	(7,860,476)	(174,016,842)	(1,963,885)	(20,195,201)
Exchange differences on translation [abstract]
Foreign exchange differences on translation of foreign operations	(4,775,936)	(147,833)	260,112	1,581,372	154,055
Total comprehensive income for the year	(181,939,027)	(8,008,309)	(173,756,730)	(382,513)	(20,041,146)
Profit (loss), attributable to [abstract]
Equity shareholders of the Company	(177,163,044)	(7,855,358)	(174,009,273)	(1,939,689)	(20,141,991)
Non-controlling interests	(47)	(5,118)	(7,569)	(24,196)	(53,210)
Loss for the period	(177,163,091)	(7,860,476)	(174,016,842)	(1,963,885)	(20,195,201)
Comprehensive income attributable to [abstract]
Equity shareholders of the Company	(181,938,980)	(8,003,191)	(173,749,161)	(358,317)	(19,987,936)
Non-controlling interests	(47)	(5,118)	(7,569)	(24,196)	(53,210)
Total comprehensive income for the year	$ (181,939,027)	$ (8,008,309)	$ (173,756,730)	$ (382,513)	$ (20,041,146)
Loss per share
Basic loss per share	$ (3.57)	$ (0.26)	$ (11.92)	$ (0.15)	$ (1.56)
Diluted loss per share	$ (3.57)	$ (0.26)	$ (11.92)	$ (0.15)	$ (1.56)